CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Preferred Stock Series Seed Preferred Stock	Preferred Stock Series A preferred stock	Preferred Stock Series A-2 Preferred Stock	Preferred Stock Series A-3 Preferred Stock	Preferred Stock Series CF Preferred Stock	Preferred Stock Series B Preferred Stock	Preferred Stock Series A Convertible Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Beginning balance (in shares) at Dec. 31, 2019	20,714,518	5,654,072	5,932,742	8,223,036	126,641			6,642
Beginning balance at Dec. 31, 2019	$ 2,071	$ 565	$ 593	$ 823	$ 12			$ 1	$ 15,486,115	$ (22,617,702)	$ (7,150,199)
Offering costs									(69,470)		(69,470)
Stock-based compensation									144,775		144,775
Net loss										(10,728,295)	(10,728,295)
Ending balance at Dec. 31, 2020	$ 2,071	$ 565	$ 593	$ 904	$ 83	$ 2,075		$ 1	27,482,060	(33,345,997)	(5,857,645)
Ending balance (in shares) at Dec. 31, 2020	20,714,518	5,654,072	5,932,742	9,032,330	836,331	20,754,717		6,642
Conversion of preferred stock into common stock								$ 1	27,519,036
Stock-based compensation									36,976		36,976
Net loss										(3,023,935)	(3,023,935)
Ending balance at Mar. 31, 2021	$ 2,071	$ 565	$ 593	$ 904	$ 83	$ 2,075				(36,369,932)	(8,844,604)
Ending balance (in shares) at Mar. 31, 2021	20,714,518	5,654,072	5,932,742	9,032,330	836,331	20,754,717		6,642
Beginning balance (in shares) at Dec. 31, 2020	20,714,518	5,654,072	5,932,742	9,032,330	836,331	20,754,717		6,642
Beginning balance at Dec. 31, 2020	$ 2,071	$ 565	$ 593	$ 904	$ 83	$ 2,075		$ 1	27,482,060	(33,345,997)	(5,857,645)
Conversion of preferred stock into common stock											6,293
Conversion of debt into common stock											2,680,289
Issuance of common stock pursuant to equity line of credit											367,996
Net loss											(22,659,480)
Ending balance at Sep. 30, 2021								$ 11	57,468,268	(56,005,477)	1,462,801
Ending balance (in shares) at Sep. 30, 2021								126,275
Beginning balance (in shares) at Dec. 31, 2020	20,714,518	5,654,072	5,932,742	9,032,330	836,331	20,754,717		6,642
Beginning balance at Dec. 31, 2020	$ 2,071	$ 565	$ 593	$ 904	$ 83	$ 2,075		$ 1	27,482,060	(33,345,997)	(5,857,645)
Conversion of preferred stock into common stock	$ (2,071)	$ (565)	$ (593)	$ (904)	$ (83)	$ (2,075)		$ 4	6,287		6,291
Conversion of preferred stock into common stock (shares)	(20,714,518)	(5,654,072)	(5,932,742)	(9,032,330)	(836,331)	(20,754,717)		40,272
Issuance of common stock in public offering								$ 2	10,000,000		10,000,002
Issuance of common stock in public offering (in shares)								24,096
Offering costs									(2,116,957)		(2,116,957)
Exercise of over-allotment option, net of offering costs									1,364,997		1,364,997
Exercise of over-allotment option, net of offering costs (in shares)								3,614
Conversion of debt into common stock								$ 1	2,680,288		2,680,289
Conversion of debt into common stock (In shares)								11,352
Conversion of related party notes and payables into common stock									257,515		257,515
Conversion of related party notes and payables into common stock (in shares)								1,524
Common stock and warrants issued in connection with note									501,658		501,658
Common stock and warrants issued in connection with note (in shares)								1,300
Common stock issued in connection with business combination								$ 3	11,428,735		11,428,738
Common stock issued in connection with business combination (in shares)								32,943
Exercise of warrants									1,768,046		1,768,046
Exercise of warrants (in shares)								3,869
Common stock issued pursuant to consulting agreement									595,500		595,500
Common stock issued pursuant to consulting agreement (in shares)								2,415
Issuance of common stock pursuant to equity line of credit									367,696		367,696
Stock-based compensation									4,278,337		4,278,337
Stock-based compensation (Shares)								727
Net loss										(32,357,957)	(32,357,957)
Ending balance at Dec. 31, 2021								$ 13	58,614,160	(65,703,954)	(7,089,781)
Ending balance (in shares) at Dec. 31, 2021								130,017
Beginning balance (in shares) at Mar. 31, 2021	20,714,518	5,654,072	5,932,742	9,032,330	836,331	20,754,717		6,642
Beginning balance at Mar. 31, 2021	$ 2,071	$ 565	$ 593	$ 904	$ 83	$ 2,075				(36,369,932)	(8,844,604)
Conversion of preferred stock into common stock	$ (2,071)	$ (565)	$ (593)	$ (904)	$ (83)	$ (2,075)		$ 4	6,287
Conversion of preferred stock into common stock (shares)	(20,714,518)	(5,654,072)	(5,932,742)	(9,032,330)	(836,331)	(20,754,717)		40,272
Issuance of common stock in public offering								$ (2)	(10,000,000)		(10,000,002)
Issuance of common stock in public offering (in shares)								24,096
Offering costs									(2,116,957)		(2,116,957)
Exercise of over-allotment option, net of offering costs									1,364,997		1,364,997
Exercise of over-allotment option, net of offering costs (in shares)								3,614
Conversion of debt into common stock								$ 1	2,680,288		2,680,289
Conversion of related party notes and payables into common stock									257,515		257,515
Conversion of related party notes and payables into common stock (in shares)								1,524
Common stock and warrants issued in connection with note									73,958		73,958
Common stock and warrants issued in connection with note (in shares)								200
Common stock issued in connection with business combination								$ 2	8,025,540		8,025,542
Common stock issued in connection with business combination (in shares)								21,928
Exercise of warrants									145,696		145,696
Exercise of warrants (in shares)								319
Common stock issued pursuant to consulting agreement									183,000		183,000
Common stock issued pursuant to consulting agreement (in shares)								500
Stock-based compensation									3,801,553		3,801,553
Net loss										(10,697,498)	(10,697,498)
Conversion of notes into common stock (in shares)								11,352
Ending balance at Jun. 30, 2021								$ 10	51,940,914	(47,067,430)	4,873,493
Ending balance (in shares) at Jun. 30, 2021								110,446
Issuance of common stock in public offering									367,696		367,696
Issuance of common stock in public offering (in shares)								1,264
Common stock issued in connection with business combination								$ 1	3,403,195		3,403,196
Common stock issued in connection with business combination (in shares)								11,015
Exercise of warrants									1,622,350		1,622,350
Exercise of warrants (in shares)								3,550
Stock-based compensation									134,113		134,113
Net loss										(8,938,047)	(8,938,047)
Ending balance at Sep. 30, 2021								$ 11	57,468,268	(56,005,477)	1,462,801
Ending balance (in shares) at Sep. 30, 2021								126,275
Beginning balance (in shares) at Dec. 31, 2021								130,017
Beginning balance at Dec. 31, 2021								$ 13	58,614,160	(65,703,954)	(7,089,781)
Stock-based compensation									139,093		139,093
Net loss										(7,832,942)	(7,832,942)
Conversion of notes into common stock								$ 1	1,201,581		1,201,582
Conversion of notes into common stock (in shares)								8,739
Ending balance at Mar. 31, 2022								$ 14	59,954,834	(73,536,896)	(13,582,048)
Ending balance (in shares) at Mar. 31, 2022								138,756
Beginning balance (in shares) at Dec. 31, 2021								130,017
Beginning balance at Dec. 31, 2021								$ 13	58,614,160	(65,703,954)	(7,089,781)
Conversion of debt into common stock											1,802,372
Net loss											(22,261,338)
Ending balance at Sep. 30, 2022							$ 1	$ 53	75,440,940	(87,965,292)	(12,524,298)
Ending balance (in shares) at Sep. 30, 2022		1					6,300	529,492
Beginning balance (in shares) at Mar. 31, 2022								138,756
Beginning balance at Mar. 31, 2022								$ 14	59,954,834	(73,536,896)	(13,582,048)
Issuance of common stock in public offering								$ (37)	(9,347,413)		(9,347,450)
Issuance of common stock in public offering (in shares)								373,898
Offering costs									(1,930,486)		(1,930,486)
Stock-based compensation									119,759		119,759
Net loss										(9,533,924)	(9,533,924)
Conversion of notes and derivative liability into common stock								$ 2	600,788		600,790
Conversion of notes and derivative liability into common stock (in shares)								16,088
Warrants issued in connection with note									98,241		98,241
Ending balance at Jun. 30, 2022								$ 53	68,190,549	(83,070,820)	(14,880,218)
Ending balance (in shares) at Jun. 30, 2022								528,742
Common stock issued pursuant to consulting agreement									123,000		123,000
Common stock issued pursuant to consulting agreement (in shares)								750
Stock-based compensation									110,093		110,093
Net loss										(4,894,472)	(4,894,472)
Warrants issued in connection with note									692,299		692,299
Issuance of Series A preferred stock									25,000		25,000
Issuance of Series A preferred stock (in shares)		1
Conversion of venture debt into Series A convertible preferred stock							$ 1		6,299,999		6,300,000
Conversion of venture debt into Series A convertible preferred stock (in shares)							6,300
Ending balance at Sep. 30, 2022							$ 1	$ 53	$ 75,440,940	$ (87,965,292)	$ (12,524,298)
Ending balance (in shares) at Sep. 30, 2022		1					6,300	529,492